Amounts Receivable and Prepaid Expenses - Schedule of Amounts Receivable and Prepaid Expenses (Details) - CAD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule Of Amounts Receivable And Prepaid Expenses Abstract
GST/HST	$ 97,042	$ 126,549
Prepayments and other receivable	58,793	310,239
Total	$ 155,835	$ 436,788